Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: November 12, 2025

Payment Date	11/17/2025
Collection Period Start	10/1/2025
Collection Period End	10/31/2025
Interest Period Start	10/15/2025
Interest Period End	11/16/2025

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$134,634,155.86	$25,301,346.89	$109,332,808.97	0.173050	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$351,744,155.86	$25,301,346.89	$326,442,808.97

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$380,970,437.54	$353,671,248.83	0.171132
YSOC Amount	$24,478,497.39	$22,480,655.57
Adjusted Pool Balance	$356,491,940.15	$331,190,593.26
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	4.88367%	ACT/360	$—
Class A-3 Notes	$134,634,155.86	3.66000%	30/360	$410,634.18
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$351,744,155.86			$1,130,022.43

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$380,970,437.54	$353,671,248.83
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$356,491,940.15	$331,190,593.26
Number of Receivables Outstanding	43,469	42,161
Weighted Average Contract Rate	3.59%	3.59%
Weighted Average Remaining Term (months)	23.4	22.5

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,141,512.74
Principal Collections	$27,087,996.33
Liquidation Proceeds	$284,515.79
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$28,514,024.86
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$28,514,024.86

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$317,475.36	$317,475.36	$—	$—	$28,196,549.50
Interest - Class A-1 Notes	$—	$—	$—	$—	$28,196,549.50
Interest - Class A-2a Notes	$—	$—	$—	$—	$28,196,549.50
Interest - Class A-2b Notes	$—	$—	$—	$—	$28,196,549.50
Interest - Class A-3 Notes	$410,634.18	$410,634.18	$—	$—	$27,785,915.32
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$27,293,577.07
First Allocation of Principal	$—	$—	$—	$—	$27,293,577.07
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$27,225,968.74
Second Allocation of Principal	$—	$—	$—	$—	$27,225,968.74
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$27,152,027.07
Third Allocation of Principal	$1,553,562.60	$1,553,562.60	$—	$—	$25,598,464.47
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$25,512,964.47
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$6,512,964.47
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,512,964.47
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$1,765,180.18
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,765,180.18
Remaining Funds to Certificates	$1,765,180.18	$1,765,180.18	$—	$—	$—
Total	$28,514,024.86	$28,514,024.86	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$24,478,497.39
Increase/(Decrease)	$(1,997,841.82)
Ending YSOC Amount	$22,480,655.57

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$356,491,940.15	$331,190,593.26
Note Balance	$351,744,155.86	$326,442,808.97
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.06%	27	$211,192.38
Liquidation Proceeds of Defaulted Receivables[2]	0.08%	284	$284,515.79
Monthly Net Losses (Liquidation Proceeds)			$(73,323.41)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.03%
Second Preceding Collection Period			0.43%
Preceding Collection Period			(0.35)%
Current Collection Period			(0.24)%
Four-Month Average Net Loss Ratio			(0.03)%
Cumulative Net Losses for All Periods			$5,948,979.50
Cumulative Net Loss Ratio			0.29%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.55%	166	$1,952,536.99
60-89 Days Delinquent	0.24%	67	$835,146.08
90-119 Days Delinquent	0.08%	21	$286,100.62
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.87%	254	$3,073,783.69

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		9	$118,333.89
Total Repossessed Inventory		16	$255,604.08

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		88	$1,121,246.70
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.27%
Second Preceding Collection Period			0.25%
Preceding Collection Period			0.33%
Current Collection Period			0.32%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.98	0.28%	79	0.19%